INTANGIBLE ASSETS AND GOODWILL - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense	$ 126	$ 80	$ 0